                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marketus Associates, L.L.C.
Address: 600 Fifth Avenue (25th Floor)
         New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edmund A. Hajim, Managing Member, MLH Capital, L.L.C.
Title: Managing Member of Marketus Associates, L.L.C.
Phone: (212)218-8282

Signature, Place, and Date of Signing:

   /s/ Edmund A. Hajim           New York, NY              May 2, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13f File Number      Name
--------------------      ---------------------------------------
28-___________            NONE
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          40
Form 13F Information Table Value Total:    $ 90,773
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filling this report.

         No.         Form 13F File Number       Name
         ---         ------------------------   ------------------------
         ____        28- __________             NONE

         [Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.
File Number: 028 - 12065

Column 1                           Column 2      Column 3   Column 4     Column 5      Column 6       Column 8
--------                        -------------- ------------ -------- ---------------- ---------- -------------------
                                                                                                  Voting Authority
                                                             Value   Shares/ Amount/  Investment -------------------
Name of Issuer                  Title of Class    Cusip     (x$1000)   Prn   Put-Call Discretion  Sole   Shared None
--------------                  -------------- ------------ -------- ------- -------- ---------- ------- ------ ----
CRM HOLDINGS LTD                COM            G2554P103      3,480  400,000   SH        SOLE    400,000   --    --
TRANSOCEAN INC                  ORD            G90078109        490    6,000   SH        SOLE      6,000   --    --
ALTRIA GROUP INC                COM            02209S103      5,269   60,000   SH        SOLE     60,000   --    --
ANIXTER INTL INC                COM            035290105      3,956   60,000   SH        SOLE     60,000   --    --
CADIZ INC                       COM NEW        127537207      2,798  110,000   SH        SOLE    110,000   --    --
CATERPILLAR INC DEL             COM            149123101      2,011   30,000   SH        SOLE     30,000   --    --
CONOCOPHILLIPS                  COM            20825C104        820   12,000   SH        SOLE     12,000   --    --
CONTINENTAL AIRLS INC           CL B           210795308      2,547   70,000   SH        SOLE     70,000   --    --
CORNING INC                     COM            219350105      5,799  255,000   SH        SOLE    255,000   --    --
CURRENCY SHS JAPANESE YEN TR    CURRENCY SHS   23130A102      1,698   20,000   SH        SOLE     20,000   --    --
CURRENCY SHARES EURO TR         CURRENCY SHS   23130C108      2,009   15,000   SH        SOLE     15,000   --    --
DOW CHEM CO                     COM            260543103        459   10,000   SH        SOLE     10,000   --    --
ELIZABETH ARDEN INC             COM            28660G106      2,400  110,000   SH        SOLE    110,000   --    --
FREEDOM ACQUISITION HLDGS IN    COM            35645F103      1,436  150,000   SH        SOLE    150,000   --    --
GRACE W R & CO DEL NEW          COM            38388F108      5,812  220,000   SH        SOLE    220,000   --    --
GRIFFON CORP                    COM            398433102      2,475  100,000   SH        SOLE    100,000   --    --
GULFPORT ENERGY CORP            COM NEW        402635304      2,004  150,000   SH        SOLE    150,000   --    --
INTEROIL CORP                   JAN 35 CALL    4L699W9A5078      74      200   CALL      SOLE        200   --    --
INTEROIL CORP                   COM            460951106      6,118  230,000   SH        SOLE    230,000   --    --
INTERVOICE INC NEW              COM            461142101        863  130,000   SH        SOLE    130,000   --    --
ISHARES TR DJ SEL DIV INDEX FD  ISHARES        464287168        357    5,000   SH        SOLE      5,000   --    --
JP MORGAN CHASE & CO            COM            46625H100        484   10,000   SH        SOLE     10,000   --    --
LONE STAR TECHNOLOGIES INC      COM            542312103        660   10,000   SH        SOLE     10,000   --    --
MESA AIR GROUP INC              COM            590479101      1,506  200,000   SH        SOLE    200,000   --    --
NAUTILUS INC                    COM            63910B102      1,234   80,000   SH        SOLE     80,000   --    --
OWENS ILL INC                   COM NEW        690768403      3,479  135,000   SH        SOLE    135,000   --    --
PETROCHINA CO LTD               SPONSORED ADR  71646E100        820    7,000   SH        SOLE      7,000   --    --
PFIZER INC                      COM            717081103      1,137   45,000   SH        SOLE     45,000   --    --
PROCTER & GAMBLE CO             COM            742718109        632   10,000   SH        SOLE     10,000   --    --
RENAISSANCE ACQUISITION CORP    COM            75966C305        331   60,000   SH        SOLE     60,000   --    --
SPDR TR (SPY)                   MAY 139 PUT    78462F103        276    1,750   PUT       SOLE      1,750   --    --
SCHLUMBERGER LTD                COM            806857108        415    6,000   SH        SOLE      6,000   --    --
SEARS HLDGS CORP                COM            812350106      4,864   27,000   SH        SOLE     27,000   --    --
SELECT FINANCIAL SECTOR SPDR TR MAY 36 PUT     81369Y605         60      600   PUT       SOLE        600   --    --
STREETTRACKS GOLD TR            GOLD SHS       863307104      7,889  120,000   SH        SOLE    120,000   --    --
TENNECO INC                     COM            880349105      5,270  207,000   SH        SOLE    207,000   --    --
3M CO                           COM            88579Y101      4,204   55,000   SH        SOLE     55,000   --    --
TIME WARNER INC                 COM            887317105      3,352  170,000   SH        SOLE    170,000   --    --
TOTAL S A                       SPONSORED ADR  89151E109        488    7,000   SH        SOLE      7,000   --    --
WILLIAMS COS INC DEL            COM            969457100        797   28,000   SH        SOLE     28,000   --    --
                                                             90,773